BUSINESS ACQUISITION - TSMA - Purchase Consideration (Details) - TSMA - ARS ($) $ in Millions	Dec. 31, 2024	Sep. 14, 2024
BUSINESS ACQUISITION
Compensation receivable	$ (3,840)	$ (3,435)
Compensation collect in cash	(3,199)	(2,862)
Total	8,140	7,283
Ver T.V
BUSINESS ACQUISITION
Fair value of the interest in Ver TV	$ 15,179	$ 13,580